Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2020
Investments in associates and joint ventures
Investments in associates and joint ventures

12.  Investments in associates and joint ventures

a) Changes during the period

Changes in investments in associates and joint ventures as follows:

	2020	2019
Balance at January 1,	2,798	3,225
Additions (i)	75	1
Translation adjustment	(645)	31
Equity results in income statement	(67)	196
Equity results in statement of comprehensive income	(2)	(4)
Fair value adjustment (ii)	—	(163)
Dividends declared	(100)	(180)
Others	12	9
Balance at June 30,	2,071	3,115
(i)	In 2020, refers mainly to Companhia Siderúrgica do Pecém’s capital increase.
(ii)	In 2019, refers to fair value adjustment of the investment in Henan Longyu Energy Resources Co., Ltd., which was transferred later to assets held for sale.

The amount of investments by segments are presented in note 4(b).

b) Assets held for sale

Vale Nouvelle-Calédonie – On May 25, 2020, the Company announced that its subsidiary, Vale Canada Limited (“VCL”), had entered into a non-binding agreement to negotiate with exclusivity the sale of its entire interest in Vale Nouvelle-Calédonie S.A.S. (“VNC”) to New Century Resources Limited (“NCZ”) for an insignificant consideration.

The closing of the transaction is expected to occur by the first quarter of 2021 and is subject to the consultation of the VNC’s works council, as required by the New Caledonian law and customary closing conditions, including regulatory approvals. The parties also plan to jointly engage with the French State to confirm its continued financing support to VNC.

The VNC’s assets and liabilities were classified as “held for sale” at the fair value less costs of disposal, resulting in the recognition of an impairment charge of US$314 recorded as “Impairment and disposals of non-current assets”, in the income statement for the three and six-month periods ended June 30, 2020.

The potential sale agreement will include a financial package to support the transition and continuity of VNC operations from VCL to NCZ, including the funding for the conversion of tailings deposition from wet to dry-stacking (“Project Lucy”). When the negotiation is completed and final transaction documentation is signed, the Company will recognize a liability of approximately US$500 in relation to those potential cash contributions, which will be made by Vale into an independently managed capital trust.

Henan Longyu – On December 27, 2019 the Company entered into an agreement to sell its 25% interest in Henan Longyu Energy Resources Co., Ltd, a company that operates two coal mines in the province of Henan, China, for the total consideration of US$152. The closing is expected by the end of 2020 upon completion of conditions precedent. The investment is classified as held for sale in “other financial assets”.

c) Acquisitions and divestitures

Divestment agreement in compliance with PTVI's Contract of Work  - The Company´s subsidiary, PT Vale Indonesia Tbk (“PTVI”), a public company in Indonesia, has an agreement in place with the government of the Republic of Indonesia to operate its mining licenses which includes a commitment to divest an additional 20% of PTVI’s shares to Indonesian participants.

In June 2020, the Company signed together with Sumitomo Metal Mining Co., Ltd. ("SMM"), a definitive agreement for the sale of 20% of their stake in PTVI to PT Indonesia Asahan Aluminium ("PT Inalum”), an Indonesia state-owned enterprise. The conclusion of the transaction is expected to occur in 2020, after the satisfaction of customary regulatory approvals.

After the closing of the transaction, Vale and SMM will have a stake of 44.3% and 15%, respectively, totaling a 59.3% interest in PTVI and, therefore, the Company will continue consolidating PTVI in its financial statements due to the shareholders’ agreement that will be signed by Vale and SMM at the closing of the transaction. With this divestment, the Company will receive cash consideration of approximately US$290 at the closing date of the sale and the result arising from the transaction with non-controlling interests will be recorded within Stockholders’ Equity.

New Steel - On January 24, 2019 the Company acquired 100% of the share capital of New Steel Global N.V. (“New Steel”) and gained its control for the total cash consideration of US$496. New Steel is a company that develops processing and beneficiating technologies for iron ore through a completely dry process. The consideration paid is mainly attributable to the research and development project for processing and beneficiating iron ore, which are presented as “Intangibles” (note 13).

d ) Guarantees provided

As of June 30, 2020, the notional value of corporate financial guarantees provided by Vale (within the limit of its direct or indirect interest) for certain associates and joint ventures were US$1,526 (December 31, 2019 US$1,655). The fair value of these financial guarantees is shown in note 11.

			Investments in associates
			and joint ventures		Equity results in the income statement				Dividends received
					Three‑month period		Six-month period		Three-month period		Six-month period
		% voting	June 30,	December 31,	ended June 30,		ended June 30,		ended June 30,		ended June 30,
Associates and joint ventures	% ownership	capital	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	21	25	1	4	2	5	—	—	—	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	45	88	2	9	5	27	17	32	17	32
Companhia Hispano-Brasileira de Pelotização (i)	50.89	50.89	36	70	—	9	3	21	13	37	13	37
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	46	65	5	7	10	15	23	27	23	27
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	118	150	6	20	8	51	—	47	—	47
MRS Logística S.A.	48.16	46.75	367	496	14	15	12	27	—	—	—	—
VLI S.A.	37.60	37.60	578	812	8	7	(22)	8	—	—	—	—
Zhuhai YPM Pellet Co.	25.00	25.00	22	23	—	—	—	—	—	—	—	—
			1,233	1,729	36	71	18	154	53	143	53	143
Coal
Henan Longyu Energy Resources Co., Ltd.	25.00	25.00	—	—	—	3	—	(2)	—	—	—	—
			—	—	—	3	—	(2)	—	—	—	—
Base metals
Korea Nickel Corp.	25.00	25.00	16	14	—	—	—	—	—	—	—	—
			16	14	—	—	—	—	—	—	—	—
Others
Aliança Geração de Energia S.A. (i)	55.00	55.00	338	470	7	9	17	23	24	28	24	28
Aliança Norte Energia Participações S.A. (i)	51.00	51.00	115	160	(2)	—	(3)	2	—	—	—	—
California Steel Industries, Inc.	50.00	50.00	240	242	5	10	(2)	27	—	21	—	21
Companhia Siderúrgica do Pecém (ii)	50.00	50.00	—	—	—	—	(75)	—	—	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	62	97	(2)	4	(12)	3	—	—	—	—
Others			67	86	(1)	(7)	(10)	(11)	—	1	—	1
			822	1,055	7	16	(85)	44	24	50	24	50
Total			2,071	2,798	43	90	(67)	196	77	193	77	193
(i)

Although the Company held a majority of the voting capital, the entities are accounted under the equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

(ii)

Companhia Siderúrgica do Pecém (“CSP”) is a joint venture and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company ́s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize further losses nor liabilities associated with the investee.